16. STOCK OPTIONS (Details 1) (USD $)	9 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Number of Outstanding Stock Options	112,357,050
Weighted Average Remaining Life (years)	4 years 9 months
Weighted Average Exercise Price Exerciseable		$ 0.131
Shares Exercisable	112,357,050
Stock Options
Number of Outstanding Stock Options	11,005,000
Weighted Average Remaining Life (years)	7 years 3 months 15 days
Weighted Average Exercise Price Exerciseable	$ 0.131
Shares Exercisable	9,373,333
Exercise Price 0.090 [Member]
Number of Outstanding Stock Options	500,000
Weighted Average Remaining Life (years)	6 years 6 months
Weighted Average Exercise Price Exerciseable	$ 0.09
Shares Exercisable	375,000
Exercise Price 0.100 [Member]
Number of Outstanding Stock Options	1,900,000
Weighted Average Remaining Life (years)	8 years 3 months
Weighted Average Exercise Price Exerciseable	$ 0.1
Shares Exercisable	2,000,000
Exercise Price 0.120 [Member]
Number of Outstanding Stock Options	200,000
Weighted Average Remaining Life (years)	1 year
Weighted Average Exercise Price Exerciseable	$ 0.12
Shares Exercisable	100,000
Exercise Price 0.150 [Member]
Number of Outstanding Stock Options	5,100,000
Weighted Average Remaining Life (years)	6 years 5 months 5 days
Weighted Average Exercise Price Exerciseable	$ 0.13
Shares Exercisable	3,633,333
Exercise Price 0.150 [Member]
Number of Outstanding Stock Options	3,100,000
Weighted Average Remaining Life (years)	6 years 6 months 18 days
Weighted Average Exercise Price Exerciseable	$ 0.15
Shares Exercisable	3,100,000
Exercise Price 0.240 [Member]
Number of Outstanding Stock Options	205,000
Weighted Average Remaining Life (years)	2 years
Weighted Average Exercise Price Exerciseable	$ 0.24
Shares Exercisable	165,000